Income and social contribution taxes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of income and social contribution taxes expenses and accounting profit or loss [Abstract]
Loss before income and social contribution taxes	R$ (308,589)	R$ (255,796)	R$ (217,289)
Statutory rate	34.00%	34.00%	34.00%
Income and social contribution taxes at the statutory rate	R$ 104,920	R$ 86,970	R$ 73,878
Tax effect on [Abstract]
Share of profit of an associate	(347)	3,452	3,769
Permanent differences - non-deductible expenses	(35,640)	(39,546)	(22,904)
Permanent differences - Tax benefit of unorganized goodwill	12,168	10,935	13,082
Permanent differences - taxable profit computed as a percentage of gross revenue	15,045	502	1,044
Temporary differences - Deferred tax of Revenues from government entities	14,695	19,942	6,966
Temporary differences - non-recognized	(9,419)	(63,351)	19,592
Incentive reserve	125	1,140	204
Tax loss for the year not recognized	(120,031)	(125,234)	(94,514)
Use of tax benefit of tax income and social contribution tax losses against PERT, PRT and REFIS "COPA" (see Note 17)	370,116	0	5,725
Others	1,189	0	0
Total	352,821	(105,190)	6,842
Current income and social contribution taxes	(18,263)	(55,435)	(5,762)
Deferred income and social contribution taxes	R$ 371,084	R$ (49,755)	R$ 12,604
Effective income tax rate	(114.85%)	41.09%	(3.15%)